Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
6.  Related Party Transactions

The Company has received various accounting, human resource and information technology services from the Kitara Signing Holder, a significant shareholder of the Company. For the three months ended March 31, 2014 and 2013, the Company recorded management fees for services performed by the Kitara Signing Holder on behalf of the Company of $0 and $85, respectively.

12. Related Party Transactions

The Company received various accounting, human resource and information technology services from the Kitara Signing Holder, a significant shareholder of the Company. For the years ended December 31, 2013 and 2012, the Company recorded management fees for services performed by the Kitara Signing Holder on behalf of the Company of $250 and $399, respectively. As part of the K/N Merger Agreement, the Company was required to pay the Kitara Signing Holder cash equal to the amount of Kitara’s working capital at closing that exceeded $2,500. The Kitara Signing Holder and the Company have agreed to a working capital adjustment of $904. The total liability at the years ended December 31, 2013 and 2012 was $0 and $343, respectively.